Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Short Term Bank Borrowings and Current Installments of Long Term Debt [Table Text Block]
Short-term borrowings and current instalments of long-term debt consist of the following:

	Year ended December 31,
	2016	2017
	RMB	RMB	US$

Guaranteed by bank deposits	30,000	30,000	4,611
Guaranteed by related parties	4,338,276	4,508,449	692,936
Guaranteed by property, plant and equipment	1,335,374	1,567,107	240,860
Guaranteed by third parties	34,000	34,000	5,226
Unsecured loans	404,666	312,466	48,025
Subtotal of short-term borrowings*	6,142,316	6,452,022	991,658
Current portion of long-term debts (note 10(b))*	810,889	2,197,985	337,824
Current portion of medium-term notes (note (11))	2,057,000	1,757,000	270,046
Total short-term borrowings and current portion of long-term debt	9,010,205	10,407,007	1,599,528

*Short-term borrowings and current portion of long-term debts consist of the following:

	Year ended December 31,
	2016	2017
	RMB	RMB	US$
Short-term borrowings:
No breach of loan covenants or no triggering cross default	1,852,798	2,361,418	362,943
In breach of loan covenants or triggering cross default with no waivers from banks	4,289,518	4,090,604	628,715
	6,142,316	6,452,022	991,658

Current portion of long-term debts
No breach of loan covenants or no triggering cross default	37,012	105,980	16,289
In breach of loan covenants and no waiver received from banks	657,835	2,052,538	315,469
In breach of loan covenants with waivers received from banks	116,042	39,467	6,066
	810,889	2,197,985	337,824

Schedule of Long-term Debt Instruments [Table Text Block]
	Year ended December 31,
	2016	2017
	RMB	RMB	US$
Long-term debt and medium-term notes:
Secured loans from China Development Bank	3,000,548	2,887,345	443,777
Guaranteed by related parties	33,000	29,000	4,457
Secured by multiple assets	300,962	201,932	31,036
Medium-term notes (note (11))	2,057,000	1,757,000	270,046
	5,391,510	4,875,277	749,316
Less: current portion	(2,867,889)	(3,954,985)	(607,870)
Total long-term debt and medium-term notes	2,523,621	920,292	141,446

As of December 31, 2016 and 2017, long-term debts that were in breach and no breach of loan covenants as following:

	Year ended December 31,
	2016	2017
	RMB	RMB	US$
Long-term debt::
In breach of loan covenants with waivers from banks	865,625	641,005	98,521
No breach of loan covenants	1,657,996	279,287	42,925
Total long-term debt	2,523,621	920,292	141,446

Schedule of Maturities of Long-term Debt [Table Text Block]
According to the repayment schedules agreed with the banks, future principal payments under the above long-term borrowings as of December 31, 2017 are as follows

Year ended December 31,	RMB	US$
2018	2,599,333	399,510
2019	636,325	97,801
2020	570,166	87,633
2021	570,166	87,633
2022	499,287	76,739
Thereafter	—	—
Total	4,875,277	749,316